Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 11,777	$ 9,414
Restricted cash (included in Other assets)	350	250
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$ 12,127	$ 9,664	$ 30,301